WARRANTS (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Mar. 06, 2013	Oct. 31, 2012	Mar. 31, 2013	Oct. 29, 2012	Mar. 31, 2012
Shares, Granted		1,000,000	1,080,000
Weighted Average Exercise Price, Granted	$ 0.50	$ 0.70	$ 0.50
Derivative Liability			$ 398,603	$ 523,458	$ 0
Placement Agent Agreement [Member] | Dawson [Member]
Shares, Granted			80,000
Weighted Average Exercise Price, Granted	$ 0.50		$ 0.625